Operating expenses (Tables)	12 Months Ended
Dec. 31, 2021
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Schedule of Operating Expenses

	Year Ended December 31,

	2021	2020

Oyu Tolgoi administration expenses	$156,066	$124,889

Royalty expenses	105,399	63,420

Inventory reversals (a)	(3,465)	(2,703)

Selling expenses	15,041	11,147

Depreciation	2,359	5,236

Other	87	282

	$275,487	$202,271

(a)	Inventory reversals include net adjustments to the carrying value of ore stockpile inventories and materials and supplies; refer to Note 9.